Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Indefinite-lived intangible assets:
Trade names	¥ 78,252	¥ 80,844
Asset management contracts	146,981	154,014
Others	3,847	8,311
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	229,080	243,169
Intangible assets subject to amortization:
Software	111,767	99,315
Customer relationships	130,971	121,385
Others	92,306	89,028
Finite-Lived Intangible Assets, Gross, Total	335,044	309,728
Accumulated amortization	(137,026)	(113,797)
Net	198,018	195,931
Intangible Assets, Net (Excluding Goodwill), Total	¥ 427,098	¥ 439,100